Document and Entity Information	Jul. 24, 2019
Cover page.
Amendment Flag	false
Entity Central Index Key	0001467760
Document Type	8-K
Document Period End Date	Jul. 24, 2019
Entity Registrant Name	Apollo Commercial Real Estate Finance, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34452
Entity Tax Identification Number	27-0467113
Entity Address, Address Line One	c/o Apollo Global Management
Entity Address, Address Line Two	LLC
Entity Address, Address Line Three	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ARI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false